Related Party Disclosures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 18, 2023
China Resources Verlinvest Health Investment Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest percentage	45.70%	45.90%
Board of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Amount recognized for compensation	$ 1.0	$ 1.0	$ 0.9
Chef Sam | Distribution Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amount paid to related party	1.1	$ 0.9	$ 0.3
Percentage of ownership interest in related party by member of board of director			33.00%
Nativus Company Limited and Verlinvest S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of convertible notes	$ 158.4
Fair value of convertible notes at start				$ 174.0